Label		Element	Value
Kellner Merger Fund
Risk/Return:		rr_RiskReturnAbstract
Supplement [Text Block]		ck0001027596_SupplementTextBlock
June 26, 2015

Kellner Merger Fund

Class A	GAKAX
Institutional Class	GAKIX

Kellner Event Fund

Class A	KEFAX
Institutional Class	KEFIX

Each Fund is a series of Advisors Series Trust (the “Trust”)

Supplement to the Summary Prospectuses, Prospectus and Statement of Additional Information (“SAI”) each dated April 30, 2015

Effective at the close of business on July 24, 2015, the Class A shares of each of the Kellner Merger Fund (the “Merger Fund”) and the Kellner Event Fund (the “Event Fund”) (each, a “Fund” and together, the “Funds”) will be redesignated as Investor Class shares.  Effective with the redesignation, all sales charges imposed on the former Class A shares will be eliminated on the Investor Class shares.  All other fees, expenses and investment minimums for the Investor Class shares will remain the same as the former Class A shares.  In connection with the redesignation, effective at the close of business on July 24, 2015, the following modifications are made to the Funds’ Summary Prospectuses, Prospectus and SAI.

Merger Fund

•	The Merger Fund’s “Fees and Expenses of the Merger Fund” section on page 1 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:

Risk/Return [Heading]		rr_RiskReturnHeading	Kellner Merger Fund
Expense [Heading]		rr_ExpenseHeading	Fees and Expenses of the Merger Fund
Expense Narrative [Text Block]		rr_ExpenseNarrativeTextBlock	This table describes the fees and expenses that you may pay if you buy and hold shares of the Merger Fund.
Shareholder Fees Caption [Text]		rr_ShareholderFeesCaption	SHAREHOLDER FEES (fees paid directly from your investment)
Operating Expenses Caption [Text]		rr_OperatingExpensesCaption	ANNUAL FUND OPERATING EXPENSES (expenses that you pay each year as a percentage of the value of your investment)
Fee Waiver or Reimbursement over Assets, Date of Termination		rr_FeeWaiverOrReimbursementOverAssetsDateOfTermination	Apr. 28, 2016
Expenses Not Correlated to Ratio Due to Acquired Fund Fees [Text]		rr_ExpensesNotCorrelatedToRatioDueToAcquiredFundFees	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Merger Fund and does not include expenses attributed to acquired fund fees and expenses (“AFFE”).
Expense Example Narrative [Text Block]		rr_ExpenseExampleNarrativeTextBlock
•	The Merger Fund’s Example table on page 2 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:

Bar Chart and Performance Table [Heading]		rr_BarChartAndPerformanceTableHeading	· The first paragraph of the Merger Fund’s Performance section on page 4 of the Summary Prospectus and the Prospectus is deleted and replaced with the following:
Performance Narrative [Text Block]		rr_PerformanceNarrativeTextBlock
The following information provides some indication of the risks of investing in the Merger Fund.  The bar chart shows the annual return for the Fund’s Institutional Class shares from year to year.  The table shows how the Fund’s Institutional Class and Investor Class average annual returns for one year and since inception compare with those of a broad measure of market performance and an index that reflects the types of securities in which the Fund invests.  Effective at the close of business on July 24, 2015, the former Class A shares were re-designated as Investor Class shares.  The performance shown in the table below reflects the performance of the former Class A and includes fees and expenses that are not applicable to and are higher than those of the Investor Class.  The performance for the Investor Class shares would differ only to the extent that the Investor Class shares have different fees and expenses than the former Class A shares.  The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.  Updated performance information is available on the Fund’s website at www.kellnerfunds.com or by calling the Fund toll-free at 855-KELLNER (855-535-5637).

Performance Information Illustrates Variability of Returns [Text]		rr_PerformanceInformationIllustratesVariabilityOfReturns	The following information provides some indication of the risks of investing in the Merger Fund.
Performance Availability Phone [Text]		rr_PerformanceAvailabilityPhone	855-535-5637
Performance Availability Website Address [Text]		rr_PerformanceAvailabilityWebSiteAddress	www.kellnerfunds.com
Performance Past Does Not Indicate Future [Text]		rr_PerformancePastDoesNotIndicateFuture	The Fund’s past performance, before and after taxes, does not necessarily indicate how it will perform in the future.
Performance Table Narrative		rr_PerformanceTableNarrativeTextBlock
•	The following footnote associated with the Investor Class line item is added to the Merger Fund’s Average Annual Total Returns table on page 5 of the Prospectus and page 4 of the Summary Prospectus:

Performance Table Closing [Text Block]		rr_PerformanceTableClosingTextBlock
(1)
The former Class A shares were redesignated as Investor Class shares at the close of business on July 24, 2015.  Performance shown prior to the redesignation reflects the performance of the former Class A and includes fees and expenses that are not applicable to and are higher than those of the Investor Class.

*   *   *   *   *

Please retain this Supplement with your

Summary Prospectuses, Prospectus and SAI for future reference.

Kellner Merger Fund | Investor Class
Risk/Return:		rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fees		rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	0.25%
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)		rr_Component1OtherExpensesOverAssets	3.25%
Interest Expense and Dividends on Securities Sold Short		rr_Component2OtherExpensesOverAssets	1.12%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	4.77%
Less: Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(1.88%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	2.89%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 292
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	1,268
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	2,249
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 4,722
Kellner Merger Fund | Institutional Class
Risk/Return:		rr_RiskReturnAbstract
SHAREHOLDER FEES (fees paid directly from your investment)		rr_MaximumAccountFeeOverAssets	none
Management Fees		rr_ManagementFeesOverAssets	1.25%
Distribution and Service (Rule 12b-1) Fees		rr_DistributionAndService12b1FeesOverAssets	none
Other Expenses (includes Interest Expense and Dividends on Securities Sold Short)		rr_Component1OtherExpensesOverAssets	1.75%
Interest Expense and Dividends on Securities Sold Short		rr_Component2OtherExpensesOverAssets	1.09%
Acquired Fund Fees and Expenses		rr_AcquiredFundFeesAndExpensesOverAssets	0.02%
Total Annual Fund Operating Expenses	[1]	rr_ExpensesOverAssets	3.02%
Less: Fee Waiver	[2]	rr_FeeWaiverOrReimbursementOverAssets	(0.41%)
Total Annual Fund Operating Expenses After Fee Waiver		rr_NetExpensesOverAssets	2.61%
Expense Example, with Redemption, 1 Year		rr_ExpenseExampleYear01	$ 264
Expense Example, with Redemption, 3 Years		rr_ExpenseExampleYear03	895
Expense Example, with Redemption, 5 Years		rr_ExpenseExampleYear05	1,551
Expense Example, with Redemption, 10 Years		rr_ExpenseExampleYear10	$ 3,308

[1]	Total Annual Fund Operating Expenses do not correlate to the Ratio of Expenses to Average Net Assets Before Fee Waivers and Expense Reimbursement in the Financial Highlights section of the statutory Prospectus, which reflects the operating expenses of the Merger Fund and does not include expenses attributed to acquired fund fees and expenses ("AFFE").
[2]	Kellner Management, L.P. (the "Advisor") has contractually agreed to waive a portion or all of its management fees and pay Merger Fund expenses in order to limit Total Annual Fund Operating Expenses (excluding AFFE, taxes, interest expense, dividends on securities sold short and extraordinary expenses) to 1.75% and 1.50% of average daily net assets of the Fund's Investor Class shares and Institutional Class shares, respectively (the "Expense Caps"). The Expense Caps will remain in effect through at least April 28, 2016, and may be terminated only by the Trust's Board of Trustees (the "Board"). The Advisor may request recoupment of previously waived fees and paid expenses from the Merger Fund for three years from the date they were waived or paid, subject to the Expense Caps.